PROSPECTUS

                                            August 15, 2000










The Fund seeks long-term capital                THE
appreciation through socially                   ADVOCACY
responsible investments.                        FUND






THE  SECURITIES  AND EXCHANGE
COMMISSION  HAS NOT APPROVED OR
DISAPPROVED THE FUND'S SHARES OR
DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                            2



PERFORMANCE INFORMATION                                                        3



FEE TABLES                                                                     4




INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS     5



MANAGEMENT                                                                     8



YOUR ACCOUNT                                                                  10


   How to Contact the Fund                                                    10

   General Information                                                        10

   Buying Shares                                                              11

   Selling Shares                                                             13

   Exchange Privileges                                                        15

   Retirement Accounts                                                        15



OTHER INFORMATION                                                             16



FINANCIAL HIGHLIGHTS                                                          16

THE ADVOCACY FUND
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND             INVESTMENT OBJECTIVE


COMMON  STOCK  means an            The Advocacy  Fund (the "Fund") seeks  long-term  capital  appreciation  through
equity or  ownership               socially responsible investments.
interest  in a company.
LARGE-CAP  COMPANIES mean          PRINCIPAL INVESTMENT STRATEGIES
companies  whose market
capitalization is in               The Fund seeks to advocate  progressive  social change by normally  investing at
excess of $10 billion.             least 65% of its total  assets  in  companies  that  Trillium  Asset  Management
MARKET CAPITALIZATION of           Corporation  (the  "Adviser")  believes  are making a positive  contribution  to
a company means the value          society and the economy.  Such companies include,  but are not limited to, those
of the company's common            that:
stock in the stock market.
GROWTH AT A  REASONABLE            o    Demonstrate  a commitment to promoting  fair labor  practices and a diverse
PRICE INVESTING means to                work force, support community development, and protect human rights
invest in stocks of                o    Demonstrate  a commitment  to  preserving  and  enhancing  the  environment
companies that, in the                  through their products and processes
Adviser's opinion, offer           o    Respond to shareholder activism
faster  than  average
projected earnings growth          For  additional  factors  considered  by  the  Adviser  in  selecting  potential
relative to their industry         companies in which to invest, see "The Adviser's Process - Social Objectives."
peer group, but whose stock
prices do not accurately           Although not a primary  strategy,  a limited portion of the Fund's portfolio may
reflect the companies'             be used to purchase  securities of certain companies in order to advocate policy
value.                             changes within those companies.

                                   To  facilitate  its social  objective,  the Fund uses a "growth at a  reasonable price investing"  style by investing under normal  circumstances at least 65% of its total assets in the common stock of large-cap  domestic  companies  that the
                                   Adviser  believes  have superior  earnings  growth  prospects  relative to their industry and whose stock prices,  in the Adviser's  opinion,  do not  accurately reflect the  companies'  value.  The Fund may also invest in companies  that the
                                   Adviser believes do not have particularly strong earnings histories, but do have other  attributes  that may contribute to accelerated  growth in the foreseeable future.

                                   PRINCIPAL RISKS OF INVESTING IN THE FUND

                                   You  could  lose  money  on your  investment  in the  Fund,  or the  Fund  could underperform other investments, if any of the following occur:

                                   o    The stock market does not recognize the earnings potential of the stocks in the Fund's portfolio
                                   o    The  Adviser's  judgment  as to the  growth  potential  or value of a stock proves to be wrong
                                   o    The stock market goes down
                                   o    The Fund's social  criteria  eliminates  some stocks that might have higher returns than the stocks from which the Adviser is able to choose
                                   o    Changes  in  company  social   policies  cause  the  sale  of  stocks  that
                                        subsequently perform well

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:


o    Want your assets invested to advocate progressive social change

o Are looking for a well-diversified equity portfolio providing potential growth of your investment
o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term  goal
o    Are willing to accept the higher risk of a stock fund

The Fund may not be appropriate for you if you:

o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE INFORMATION

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions      None
     Maximum Deferred Sales Charge (Load)                                 None
     Redemption Fee                                                       None
     Exchange Fee                                                         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
     Management Fees                                                      0.65%
     Distribution (12b-1) Fees                                            0.25%
     Other Expenses                                                       0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                   1.65%
Waivers and Reimbursements(2)                                             0.15%
Net Annual Fund Operating Expenses                                        1.50%

(1) Based on estimated amounts for the current fiscal year ending June 30, 2001.
(2)  Based on contractual waivers effective through October 31, 2001.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


       AFTER ONE YEAR                                        AFTER THREE YEARS
            $153                                                   $519

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES, AND PRINCIPAL RISKS


CONCEPTS TO UNDERSTAND             INVESTMENT OBJECTIVE


FUNDAMENTAL  ANALYSIS              The Fund seeks  long-term  capital  appreciation  through  socially  responsible
means the analysis of a            investments.
company's financial
condition that is used             PRINCIPAL INVESTMENT STRATEGIES
to help forecast the
future value of its                The Fund seeks to advocate  progressive  social change by normally  investing at
stock price. This                  least 65% of its total assets in companies that the Adviser  believes are making
analysis includes a                a positive  contribution to society and the economy. Such companies include, but
review of a company's              are not limited to, those that:
balance sheet and income
statement, asset history,          o   Demonstrate  a commitment  to promoting  fair labor  practices and a diverse
earnings history,                      work force, support community development, and protect human rights
product or service                 o   Demonstrate a commitment to preserving and enhancing the environment through
development, and                       their products and processes
management productivity.           o   Respond to shareholder activism
PRICE/EARNINGS RATIO
means the price of a               For  additional  factors  considered  by  the  Adviser  in  selecting  potential
share of stock divided             companies in which to invest, see "The Adviser's Process - Social Objectives."
by the company's earnings
per share.                         Although not a primary  strategy,  a limited portion of the Fund's portfolio may
PRICE/CASH FLOW RATIO              be used to purchase  securities of certain companies in order to advocate policy
means the price of a stock         changes within those companies.
divided by cash earnings
per share.                         To  facilitate  its social  objective,  the Fund uses a "growth at a  reasonable
SECTOR means a commonly            price investing" style by normally investing at least 65% of its total assets in
used grouping of industries        the common stock of large-cap  domestic companies that the Adviser believes have
expected to perform similarly      superior  earnings  growth  prospects and whose stock  prices,  in the Adviser's
under various economic             opinion,  do not  accurately  reflect the  companies'  value.  The Fund may also
conditions.                        invest in companies that the Adviser  believes do not have  particularly  strong earnings  histories,  but do  have  other  attributes  that  may  contribute  to accelerated growth in the foreseeable future.

                                   Common stock often gives the owner the right to vote on measures  affecting  the company's  organization and operations.  The Fund intends to use its position as an owner to initiate  dialogue with company  management  concerning their social and business practices and may initiate shareholder resolutions with companies.

                                   The Fund does not intend to exercise control over the management of companies in which it invests.

                                   THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES The Adviser's investment
                                   process  begins  with  an  economic  and  social   analysis  of  a  universe  of
                                   approximately  2000  publicly  traded  large-cap  companies.   The  universe  is
                                   pre-screened  to  eliminate  companies  in the  gaming  industry  and  companies producing tobacco products and alcohol.


THE ADVOCACY FUND
--------------------------------------------------------------------------------


From this universe, the Adviser primarily selects stocks of companies that it believes make a positive contribution to society and the economy based on certain social criteria listed below; however, stocks are added to the Fund's portfolio only after financial analysis indicates investment attractiveness.

The Adviser uses multi-factor proprietary models that consider a variety of quantitative measures, including price/earnings and price/cash flow ratios, to rank the stocks by sector based on value, growth potential, and expected price volatility. The Adviser uses these quantitative measurements in combination with in-house and third party fundamental research to identify companies that appear to possess superior earnings growth prospects and whose stock prices, in the Adviser's opinion, do not accurately reflect the companies' value.


The Adviser believes companies with superior earnings growth prospects are those that have:

o Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their markets

o Proprietary products and services, new product development, and product cycle leadership that sustains strong brand franchises
o A strong management team that is proactive, consistently executes effectively, and anticipates and adapts to change
o Positive records on: the environment; global human rights; employee, diversity, and labor issues; corporate investment in local communities; weapons issues; and animal rights

The Adviser then focuses on those companies that, over a period of several years, have the ability to grow at above average rates within their industries. The Adviser believes that superior investment returns are better achieved by low portfolio turnover. Factors considered include:

o    Product cycles, pricing flexibility, and product or geographic mix
o    Cash flow and financial strength to fund growth

o Catalysts for growth such as the development of new products, changes in business mix, regulation or management, and industry consolidation

The Adviser selects stocks considering both diversification by sector and attractiveness of valuation relative to prospective growth.


THE ADVISER'S PROCESS - SOCIAL OBJECTIVES The Adviser uses stock ownership to initiate dialogue with management of portfolio companies on critical social and environmental issues. The Adviser also believes that the proxy voting process is an important tool in advocating progressive social change. To help further its social goals, the Fund intends to publish its proxy voting record at least once each year.

The Adviser uses a number of resources including in-house and third-party fundamental analysis, public information databases, and contacts with other socially-oriented issue groups to identify companies in which to invest. As part of its analysis, the Adviser will evaluate corporate, social, and environmental performance in many areas including, but not limited to:


o    Support of sound environmental practices and policies
o    Support of global human rights
o    Support of positive labor practices
o    Support of positive labor-management relations
o    Support of corporate philanthropy and investment in local communities
o    Avoidance of military contracting with the U.S. or foreign governments
o    Responsiveness to product safety issues
o    Support of ethical management practices
o    Support of alternatives to animal research and testing

o Ability to balance interests of company constituencies such as shareholders, employees, communities, suppliers, and customers

o    Responsiveness to shareholder activism

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES In making its decision to sell a stock in the Fund's portfolio, the Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies or changes in the companies' social policies. The Adviser also analyzes price/earnings ratios, price/cash flow ratios, and other quantitative measures to monitor stock price movements and help determine whether to sell a stock in the Fund's portfolio. The Adviser may sell a stock if:


o    It subsequently fails to meet the Adviser's investment criteria

o Changes in national economic conditions, such as interest rates, unemployment, and productivity levels prompt a change in industry sector allocation
o A more attractively priced company is found or funds are needed for other purposes
o It becomes overvalued relative to the long-term expectation for the stock price
o A company's positive social or environmental attributes turn negative and dialogue and shareholder engagement fail to change the company's policies

TEMPORARY DEFENSIVE MEASURES The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government securities, time deposits, banker's acceptances and certificates of deposit, corporate notes and short-term bonds, and money market mutual funds.

As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS

The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based on the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete and balanced investment program. Finally, there is also the risk that the Adviser may make poor investment decisions.

Because the Fund invests in common stocks and makes investments based on an expectation of the companies' rate of profit growth, there is a risk that the stocks will not continue to grow at expected rates. There is also the risk that the market will not recognize the intrinsic value of the stocks for an unexpectedly long time.


A decline in investor demand for stocks may also adversely affect the value of these securities. In addition, the investment style for the Fund could fall out of favor with the market; that is, if investors lose interest in large-cap companies, then the net asset value of the Fund could also decrease.

There is also the risk that the Fund's social criteria may eliminate some stocks that might have higher returns than the stocks from which the Adviser is able to choose. Changes in company social policies might also cause the sale of stocks that subsequently perform well.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


The Fund's Adviser is Trillium Asset Management Corporation, 711 Atlantic Avenue, Boston, Massachusetts 02111. The Adviser and its predecessors have provided investment advisory and management services to clients for more than eighteen years. The Adviser is a registered investment adviser and was founded in 1982 and is devoted to making socially responsible investments. The Adviser has been owned by its employees since inception. Ownership is broadly distributed among current employees. Wainwright Bank & Trust Company of Boston, Massachusetts owns a 30% preferred equity position in the Adviser.

Subject to the control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.65% of the average daily net assets of the Fund.

As of the date of this Prospectus, the Adviser had more than $675 million in assets under management.

"The Advocacy Fund" is a service mark owned by the Adviser.


PORTFOLIO MANAGERS

Cheryl I. Smith, Ph.D., CFA, Samuel B. Jones Jr., CFA, and F. Farnum Brown Jr., Ph.D. are responsible for the day-to-day investment management of the Fund. Each portfolio manager's business experience is as follows:

CHERYL I. SMITH, Ph.D., CFA, Vice President

Ms. Smith is a senior portfolio manager and research analyst covering the communications sector. Ms. Smith was with the Adviser from 1987 to 1992. From 1992 to 1997, she was a portfolio manager with United States Trust Company in Boston, Massachusetts. She rejoined the Adviser in 1997. She is a Chartered Financial Analyst charterholder and holds a B.S.F.S. from Georgetown University School of Foreign Service. She earned M.A., M.Phil., and Ph.D. degrees in Economics from Yale University.


SAMUEL B. JONES, JR., CFA, Senior Vice President, Chief Investment Officer

Mr. Jones is a senior portfolio manager and research analyst covering the technology, communications equipment, energy services, and utility sectors. Mr. Jones has been with the Adviser since 1992. He is a Chartered Financial Analyst charterholder and earned B.S. and M. B. A. degrees from the University of Michigan.


F. FARNUM BROWN, JR., Ph.D., Senior Vice President

Mr. Brown is a senior portfolio manager, research analyst, and manager of the Adviser's Durham, North Carolina office. Mr. Brown has been with the Adviser since 1994 and earned bachelor's, master's, and doctoral degrees from the University of North Carolina at Chapel Hill.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

The Forum Financial Group of companies ("Forum") provide services to the Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion.


Forum Fund Services, LLC (the "Distributor"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The Distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers, or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.


DISTRIBUTION EXPENSES


The Fund has adopted a distribution plan under SEC Rule 12b-1 under which the Trust may reimburse the Distributor for distribution expenses incurred on behalf of the Fund at an annual rate of up to 0.25% of the Fund's average net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has undertaken to waive its fees and assume certain expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.50% or less of the average daily net assets of the Fund through October 31, 2001.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

YOUR ACCOUNT


HOW TO CONTACT                GENERAL INFORMATION
THE FUND
                              You may purchase or sell  (redeem) Fund shares at the net asset value of a share
WRITE TO US AT:               (NAV) next  calculated  after the Transfer Agent receives your request in proper
The Advocacy Fund             form.  For instance,  if the Transfer  Agent  receives your purchase  request in
P.O. Box 446                  proper form after 4:00 p.m.,  Eastern time, your  transaction  will be priced at
Portland, Maine 04112         the next day's NAV. The Fund cannot accept orders that request a particular  day or price for the transaction or any other special conditions.
OVERNIGHT ADDRESS:
The Advocacy Fund             The Fund does not issue share certificates.
Two Portland Square
Portland, Maine 04101         If you  purchase  shares  directly  from the Fund,  you will  receive  quarterly statements  and a  confirmation  of each  transaction.  You  should  verify  the
TELEPHONE US                  accuracy  of all  transactions  in your  account  as soon  as you  receive  your
TOLL-FREE AT:                 confirmation.
(800) 448-0974
                              The Fund  reserves  the  right  to  waive  minimum  investment  amounts  and may
WIRE INVESTMENTS              temporarily  suspend  (during  unusual market  conditions)  or  discontinue  any
(OR ACH PAYMENTS) TO:         service or privilege.
Bankers Trust Company
New York, New York            WHEN AND HOW NAV IS DETERMINED  The Fund  calculates  its NAV as of the close of
ABA #021001033                the New York Stock Exchange  (normally 4:00 p.m.,  Eastern time) on each weekday
   FOR CREDIT TO:             except days when the New York Stock Exchange is closed. The time at which NAV is
   Forum Shareholder          calculated may be changed in case of an emergency.  The Fund's NAV is determined
   Services, LLC              by taking the market value of all  securities  owned by the Fund (plus all other
   Account # 01-465-547       assets such as cash), subtracting liabilities, and then dividing the result (net
   Re: The Advocacy Fund      assets) by the number of shares  outstanding.  The Fund  values  securities  for
   (Your Name)                which market quotations are readily available at current market value. If market
   (Your Account Number)      quotations are not readily  available,  the Fund values securities at fair value pursuant to procedures adopted by the Board.

                              TRANSACTIONS  THROUGH  THIRD  PARTIES  If you  invest  through a broker or other financial institution,  the policies and fees charged by that institution may be different than those of the Fund. Financial  institutions may charge transaction fees and may set  different  minimum  investments  or  limitations  on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


CHECKS For individual, sole proprietorship, joint, and Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "The Advocacy Fund" or to one or more owners of the account and endorsed to "The Advocacy Fund." For all other accounts, the check must be made payable on its face to "The Advocacy Fund." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).


PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase shares through an electronic transfer of money from a checking or savings account. When you make a purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge you a fee for this service. You may call
(800) 448-0974 to request an ACH transaction.

WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                            MINIMUM INITIAL           MINIMUM ADDITIONAL
                                                              INVESTMENT                  INVESTMENT

Standard Accounts                                                $2,000                      $250
Traditional and Roth IRA Accounts                                $2,000                      $250
Accounts with Systematic Investment Plans                        $1,000                      $100


ACCOUNT REQUIREMENTS


                   TYPE OF ACCOUNT                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP, AND JOINT ACCOUNTS     o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are          required to sign exactly as their names appear
sole proprietorship accounts.  Joint accounts have           on the account
two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)              o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money         custodial account under the UGMA or the UTMA
to a child and obtain tax benefits                      o    The custodian must sign instructions in a

                                                             manner indicating custodial capacity
BUSINESS ENTITIES                                       o    Submit a Corporate/Organization Resolution
                                                             form or similar document
TRUSTS                                                  o    The trust must be established before an
                                                             account can be opened
                                                        o    Provide a certified trust document, or the
                                                             pages from the trust document that identify
                                                             the trustees


                                                                              11

INVESTMENT PROCEDURES

                HOW TO OPEN AN ACCOUNT                               HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o    Call or write us for an account application        o    Fill out an investment slip from a

     (and Corporate/Organization Resolution form, if         confirmation or write us a letter
     applicable)                                        o    Write your account number on your check

o    Complete the application (and resolution           o    Mail us the slip (or your letter) and the
     form)                                                   check
o    Mail us your application (and resolution
     form) and a check
BY WIRE                                                 BY WIRE

o    Call or write us for an  account  application      o    Call to  notify us of your incoming wire
     (and Corporate/Organization Resolution form, if    o    Instruct your bank to wire your money to us
     applicable)

o    Complete the application (and resolution form)

o    Call us to fax the completed application
     (and resolution form) and we will assign you an account number

o    Mail us your original application (and resolution
     form)
o    Instruct your bank to wire your money to us
BY ACH PAYMENT                                          BY SYSTEMATIC INVESTMENT

o    Call or write us for an account application        o    Complete the systematic investment section of the
     (and Corporate/Organization Resolution form, if         application
     applicable)                                        o    Attach a voided check to your application

o    Complete the application (and resolution           o    Mail us the completed application and
     form)                                                   voided check

o    Call us to fax the completed application
     (and resolution form) and we will assign you an account number

o    Mail us your original application (and
     resolution form)
o    Make an ACH payment


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

SELLING SHARES


The Fund processes redemption orders promptly. Generally, the Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading, or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.


                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the  redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation
BY WIRE

o Wire requests are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or

o    Mail us your request (See "By Mail")
BY TELEPHONE

o Call us with your request (unless you declined telephone redemption privileges on your account application)

o    Provide the following information:
     o    Your account number
     o    Exact  name(s)  in which  the  account  is  registered
     o    Additional  form of identification
o    Redemption proceeds will be:
     o    Mailed to you or

     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY

o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us the completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

THE ADVOCACY FUND
--------------------------------------------------------------------------------


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:


o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days

o Sending redemption proceeds to any person, address, brokerage firm, or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours

o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs or accounts with an established automatic investment plan), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs or accounts with an established automatic investment plan) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGES


You may exchange your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time exchange.
Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.


                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of each fund you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional, and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.


If you buy shares shortly before the Fund makes a distribution, you may pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state, local, and foreign tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal and Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meeting unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.


FINANCIAL HIGHLIGHTS


Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FOR MORE INFORMATION                                                                      [LOGO] TRILLIUM
                                                                                          ASSET MANAGEMENT


The following documents are available free upon request:



                           ANNUAL/SEMI ANNUAL REPORTS                                     THE
  Additional information about the Fund's investments will be contained in the            ADVOCACY
  Fund's annual and semi-annual reports to shareholders. In the Fund's annual             FUND
   report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUND

 You can get free copies of both reports (when available) and the SAI, request other information, and discuss your questions about the Fund by contacting the
                                    Fund at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 448-0974 (toll free)

                                                                                          The Advocacy Fund
                 SECURITIES AND EXCHANGE COMMISSION INFORMATION                           Two Portland Square
 You can also review the Fund's reports and SAI at the Public Reference Room of           Portland, Maine 04101
the Securities and Exchange Commission ("SEC"). The scheduled hours of operation          (800) 448-0974
    of the Public Reference Room may be obtained by calling the SEC at (202)
  942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission                                 Investment Adviser:
                           Washington, D.C. 20549-0102                                    Trillium Asset Management Corporation
                       E-mail address: public info@sec.gov                                711 Atlantic Avenue
                                                                                          Boston, Massachusetts 02111
 Free copies of the Fund's reports (when available) and SAI are also available            (800) 548-5684
            from the SEC's Internet Web Site at http://www.sec.gov.





                    Investment Company Act File No. 811-3023

                                             [LOGO] TRILLIUM
                                                    ASSET MANAGEMENT

                                             STATEMENT OF ADDITIONAL INFORMATION

                                             AUGUST 15, 2000






                                             THE
                                             ADVOCACY
                                             FUND

FUND INFORMATION:
The Advocacy Fund
Two Portland Square
Portland, Maine 04101
(800) 448-0974

INVESTMENT ADVISER:
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, MA 02445

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 448-0974




This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 15, 2000, as may be amended from time to time, offering shares of The Advocacy Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting shareholder services at the address or telephone number listed above.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS


GLOSSARY                                                                     3


1.   INVESTMENT POLICIES AND RISKS                                           4



   A.   Equity Securities                                                    4
   B.   Security Ratings Information                                         5
   C.   Illiquid and Restricted Securities                                   6
   D.   Foreign Securities                                                   6
   E.   Options and Futures                                                  7
   F.   Borrowing                                                            9
   G.   Core and Gateway(R)                                                  9
   H.   Other Investments                                                    9


2.   INVESTMENT LIMITATIONS                                                 10

   A.   Fundamental Limitations                                             10
   B.   Nonfundamental Limitations                                          11

3.   PERFORMANCE DATA AND ADVERTISING                                       13

   A.   Performance Data                                                    13
   B.   Performance Calculations                                            13
   C.   Other Matters                                                       15

4.   MANAGEMENT                                                             17

   A.   Trustees and Officers                                               17
   B.   Compensation of Trustees and Officers                               18
   C.   Investment Adviser                                                  18
   D.   Distributor                                                         19
   E.   Other Fund Service Providers                                        20

5.   PORTFOLIO TRANSACTIONS                                                 23

   A.   How Securities Are Purchased and Sold                               23
   B.   Adviser Responsibility for Purchases and Sales                      23
   C.   Securities of Regular Broker-Dealers                                25

6.   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                         26

   A.   General Information                                                 26
   B.   Additional Purchase Information                                     26
   C.   Additional Redemption Information                                   27
   D.   NAV Determination                                                   27
   E.   Distributions                                                       27

7.   TAXATION                                                               28

   A.   Qualification as a Regulated Investment Company                     28
   B.   Fund Distributions                                                  29
   C.   Certain Tax Rules Applicable to the Fund's Transactions             29
   D.   Federal Excise Tax                                                  30
   E.   Sale or Redemption of Shares                                        30
   F.   Withholding Tax                                                     31
   G.   Foreign Shareholders                                                31

THE ADVOCACY FUND
--------------------------------------------------------------------------------

8.   OTHER MATTERS                                                          32

   A.   The Trust and Its Shareholders                                      32
   B.   Fund Ownership                                                      33
   C.   Limitations On Shareholders' and Trustees' Liability                33
   D.   Registration Statement                                              34

APPENDIX A  DESCRIPTION OF SECURITIES RATINGS                              A-1


   A.   Corporate Bonds (Including Convertible Bonds)                      A-1
   B.   Preferred Stock                                                    A-3
   C.   Short Term Ratings                                                 A-5

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Trillium Asset Management Corporation.

"Board" means the Board of Trustees of the Trust.

"CFTC" means the U.S. Commodity Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of the Fund's assets.

"FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

"Fitch" means Fitch IBCA, Inc.

"FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

"FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

"Fund" means The Advocacy Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value per share.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

1.       INVESTMENT POLICIES AND RISKS

The  Fund  is a  diversified  series  of the  Trust.  The  following  discussion
supplements  the  disclosure  in  the  Prospectus  for  the  Fund's   investment
techniques, strategies and risks.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (a) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (b) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (c) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

3.       WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       SECURITY RATINGS INFORMATION

The Fund's investments in preferred and fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for convertible bonds are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluc-

THE ADVOCACY FUND
--------------------------------------------------------------------------------

tuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

C.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (a) repurchase agreements not entitling the holder to payment of principal within seven days; (b) purchased over-the-counter options; (c) securities which are not readily marketable; and (d) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the Adviser ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (a) the frequency of trades and quotations for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

D.       FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of compa-

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

rable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

E.       OPTIONS AND FUTURES

1.       GENERAL

The Fund may purchase or sell (write) put and call options to: (a) enhance the Fund's performance; or (b) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter.

The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts. Options and futures are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or option income strategy will achieve its intended result.

Currently, the Fund has no intention of investing in options or futures for purposes other than hedging. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (a) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (b) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

The Fund may not buy a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased.

The Fund may enter into futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets. In addition, the current market value of open futures positions held by the Fund may not exceed 50% of its total assets.

4.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (a) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (b) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (c) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (d) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counter-party in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

F.       BORROWING

1.       GENERAL

The Fund may borrow money from a bank in amounts up to 33 1/3 percent of the Fund's total assets for, among other things, the purchase of securities. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on the Fund's investment portfolio, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

G.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.

H.       OTHER INVESTMENTS

Although the Fund does not currently plan to invest in securities other than those referenced in the Prospectus and this SAI, it may invest in a variety of other investments.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

2.       INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

1.       ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       BORROWING MONEY

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

3.       UNDERWRITING ACTIVITIES

The Fund may not underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.       CONCENTRATION

The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (a) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (b) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

5.       PURCHASES AND SALES OF REAL ESTATE

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

6.       PURCHASES AND SALES OF COMMODITIES

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       MAKING LOANS

The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

8.       DIVERSIFICATION

The Fund is "diversified" as that term is defined in the 1940 Act. The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

B.       NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       SHORT SALES

The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2.       PURCHASES ON MARGIN

The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.       ILLIQUID SECURITIES

The Fund may not invest more than 15% of its net assets in illiquid assets such as: (a) securities that cannot be disposed of within seven days at their then-current  value;  (b)  repurchase  agreements  not  entitling  the holder to payment of principal within seven days; and (c) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

4.       BORROWING

The Fund may not purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

5.       OPTION CONTRACTS

The Fund may not invest in options  contracts  regulated by the CFTC except for:
(a) bona fide hedging  purposes within the meaning of the rules of the CFTC; and
(b) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

The Fund: (a) will not hedge more than 50% of its total assets by buying put options, and writing call options (so called "short positions"); (b) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (c) will not buy call options with a value exceeding 5% of the Fund's total assets.

6.       EXERCISING CONTROL OF ISSUERS

The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

7.       SECURITIES OF INVESTMENT COMPANIES

The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

3.       PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives, which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund does not charge a sales charge.

Yield is calculated according to the following formula:
                    a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

2.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund does not charge a sales charge.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value:  ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual total returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of

THE ADVOCACY FUND
--------------------------------------------------------------------------------

the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

PERIOD            SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
 ............ ................................. .................................. ..................................
     1                       $100                             $10                               10.00
     2                       $100                             $12                               8.33
     3                       $100                             $15                               6.67
     4                       $100                             $20                               5.00
     5                       $100                             $18                               5.56
     6                       $100                             $16                               6.25
 ............ ................................. .................................. ..................................
             Total Invested  $600              Average Price $15.17               Total Shares  41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

The Adviser's social mission is symbolized by a trillium. The trillium, a member of the lily family, is a three-petaled flower that grows best in rich, shady undisturbed forest. All its parts, from sepals to leaves, grow in groups of three. A trillium takes four to seven years to evolve from seed to flower. The trillium symbolizes the weaving together of the three elements of sustainability: Ecology (or a healthy environment); Equity (or social justice); and Economy (or healthy commerce). The Adviser is a majority employee and women-owned firm guided by the belief that investing can return a profit to the investor, while also promoting social and economic justice.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

4.       MANAGEMENT

A.       TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. The Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

      NAME, ADDRESS AND         POSITION(S) WITH THE                      PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                   TRUST                               DURING PAST 5 YEARS
 ............................... ...................... ...............................................................

John Y. Keffer*                 Chairman and           President, Forum Financial Group, LLC (a mutual fund services
Born:  July 15, 1942            President              holding company)
Two Portland Square                                    President, Forum Fund Services, LLC (Trust's underwriter)
Portland, ME 04101                                     Trustee and/or Officer of six other investment companies for which Forum Financial Group, LLC provides services

 ............................... ...................... ...............................................................
Costas Azariadas                Trustee                Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                               Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
 ............................... ...................... ...............................................................
James C. Cheng                  Trustee                President, Technology Marketing Associates
Born:  July 26, 1942                                   (marketing company for small and medium size businesses in
27 Temple Street                                       New England)
Belmont, MA 02718                                      Trustee, Core Trust (Delaware)
 ............................... ...................... ...............................................................
J. Michael Parish               Trustee                Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                                Trustee, Core Trust (Delaware)
40 West 57th Street
New York, NY 10019
 ............................... ...................... ...............................................................

Thomas G. Sheehan               Vice President         Managing  Director and Counsel,  Forum  Financial  Group,  LLC
Two Portland Square                                    since 1993
Portland, Maine  04101                                 Special Counsel, Division of Investment Management, SEC
Born: October 1943                                     Officer of two other investment companies for which Forum
                                                       Financial Group, LLC provides services
 ............................... ...................... ...............................................................
David I. Goldstein              Vice President         General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                                  Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square                                    Officer of two other investment companies for which Forum
Portland, ME 04101                                     Financial Group, LLC provides services

 ............................... ...................... ...............................................................
Ronald H. Hirsch                Treasurer              Managing Director, Operations/Finance and Operations/Sales,
Born:  October 14, 1943                                Forum Financial Group, LLC since 1999
Two Portland Square                                    Member of the Board - Citibank Germany 1991-1998
Portland, Me 04101                                     Officer of six other investment companies for which Forum
                                                       Financial Group, LLC provides services
 ............................... ...................... ...............................................................

Dawn Taylor                     Asst. Treasurer        Manager/Senior Tax Specialist, Tax Department, Forum
Born: May 14, 1964                                     Financial Group, LLC since 1997
Two Portland Square                                    Senior Tax Accountant, Purdy, Bingham & Burrell during 1997
Portland, ME 04101                                     Senior Tax Specialist, Forum Financial Group, LLC frrom 1994 to 1997
                                                       Officer of two other investment companies for which Forum
                                                       Financial Group, LLC provides services

 ............................... ...................... ...............................................................
Leslie K. Klenk                 Secretary              Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                                 Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                                    (brokerage firm) from 1993 through 1998
Portland, ME 04101

                                                                                                                 17
THE ADVOCACY FUND
----------------------------------------------------------------------------------------------------------------------

Portland, ME 04101                                     Officer of one other investment company for which Forum
                                                       Financial Group, LLC provides services

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.


The following table sets forth estimated fees to be paid to each Trustee by the Fund and the Fund Complex that includes series of the Trust and an affiliated investment company for which Forum Financial Group provides services for the fiscal year ended June 30, 2000.

                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND
                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT
     John Y. Keffer                $0                     $0                     $0                     $0
 ......................... ...................... ...................... ...................... ......................
    Costas Azariadis             $820                     $0                     $0                   $54,000
 ......................... ...................... ...................... ...................... ......................
     James C. Cheng              $820                     $0                     $0                   $54,000
 ......................... ...................... ...................... ...................... ......................
   J. Michael Parish             $820                     $0                     $0                   $54,000

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER

The Adviser, Trillium Asset Management Corporation, is a registered investment advisor, originally founded in 1982 under the name Franklin Research & Development. The name changed to Trillium Asset Management Corporation in April, 1999. Trillium Asset Management Corporation is headquartered in Boston, Massachusetts.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares of the Fund. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not

THE ADVOCACY FUND
--------------------------------------------------------------------------------

indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.


The Fund has a distribution plan adopted under SEC Rule 12b-1 that allows the Fund to pay distribution fees for the distribution and sale of its shares. These fees are charged at an annual rate of 0.25 % of the average daily net assets of the Fund's shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Each applicable service provider is reimbursed for the expenses it incurs. The service provider may incur expenses for any distribution-related purpose it deems necessary or appropriate, including the following principal activities: (a) compensation to employees and expenses, including overhead, travel and telephone and other communication expenses, of the service provider; (b) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors; and (c) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public.


E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate as follows: (a) $24,000 per year; and (b) 0.05% of the average daily net assets of the Fund for the first $1 billion of Fund assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate as follows : (a) $36,000 per year; (b) 0.02% of the average daily net assets of the Fund for the first $100 million of Fund assets; (c) 0.005% of the average daily net assets of the Fund in excess of $100 million; and (d) certain surcharges based upon the number of portfolio positions. The fee is accrued daily by the Fund and is paid monthly based on the positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of $24,000 and $24 per shareholder account. The fee is accrued daily by the Fund and is paid monthly.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Deutsche Bank, 130 Liberty Street, New York, New York, 10006, to serve as sub-custodian for the Fund.

For its services, the Custodian receives a fee from the Fund at an annual rate as follows: (a) $3,600 per year; and (b) 0.01% for the first $1 billion in Fund assets; The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

6.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, have been selected as independent auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Fund's tax returns.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

5.       PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (a) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (b) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This

THE ADVOCACY FUND
--------------------------------------------------------------------------------

research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser may effect a transaction through a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value per share ("NAV") without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (b) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, you may incur brokerage costs in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV per share (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

7.       TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the tax implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is June 30 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of the quarter of the Fund's tax year: (a) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (b) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gain at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price

THE ADVOCACY FUND
--------------------------------------------------------------------------------

in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

8.       OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Investors Bond Fund                             Payson Value Fund
TaxSaver Bond Fund                              Payson Balanced Fund
Investors High Grade Bond Fund                  Mastrapasqua Growth Value Fund
Maine TaxSaver Bond Fund                        Austin Global Equity Fund
New Hampshire TaxSaver Bond Fund                Polaris Global Value Fund
Daily Assets Government Fund(1)                 Investors Equity Fund
Daily Assets Treasury Obligations Fund(1)       Equity Index Fund
Daily Assets Cash Fund(1)                       Investors Growth Fund
Daily Assets Government Obligations Fund(1)     The Advocacy Fund
Daily Assets Municipal Fund(1)                  BIA Growth Equity Fund
                                                BIA Small-Cap Growth Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

The Trust, the Adviser and FFS have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Fund, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The termination of these series occurred after May 1, 1999 may be terminated by the trustees without shareholder vote. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series, including the Fund, to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of August 15, 2000, the officers and trustees of the Trust as a group owned less than 1% of the shares of the Fund.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 2000, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates, beneficially owned 100% of and may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Fund after its public offering.


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

APPENDIX A        DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       FITCH IBCA, DUFF & PHELPS


         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e., below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B
CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.